Accrued expenses	12 Months Ended
Dec. 31, 2025
Accrued Expenses
Accrued expenses

NOTE 9 – ACCRUED EXPENSES

Accrued expenses as of December 31, 2025 and 2024 consisted of the following:

	December 31, 2025	December 31, 2024
Accrued voyage expenses	$28,755	$17,731
Accrued loan interest	14,150	7,944
Accrued legal and professional fees	4,558	8,190
Total accrued expenses	$47,463	$33,865

As of December 31, 2025 and December 31, 2024, the amount of $3,410 and $5,893, respectively, was included in accrued legal and professional fees that was authorized and approved by the Compensation Committee of Navios Partners in December 2025 and 2024, respectively, to the directors and officers of the Company, subject to fulfillment of certain service conditions that were provided and completed as of December 31, 2025, and as of December 31, 2024, respectively. The total amount of $11,888, $11,400 and $9,855 was presented under the caption “General and administrative expenses” in the Consolidated Statements of Comprehensive Income for the years ended December 31, 2025, 2024 and 2023, respectively, and comprised of compensation authorized to the directors and officers of the Company.